Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful accounts	$ 871	$ 918	$ 804
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	133,081	29,235	16,119
Common stock, shares outstanding	133,081	29,235	16,119
Series C Convertible preferred stock
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued	95,388	95,388	95,388
Preferred stock outstanding	95,388	95,388	95,388